Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Share-based compensation costs	$ 31	$ 26	$ 20
Multi Employer Plan
Related Party Transaction [Line Items]
Net periodic pension benefit and OPEB cost	$ 37	$ 45	$ 36